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                                                                         497(j)

                                November 3, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re:  Van Kampen Series Fund, Inc. -- Rule 497(j) Filing
        (File Nos. 033-51294 and 811-7140)

Ladies and Gentlemen:

     Van Kampen Series Fund Inc. (the "Registrant") filed via EDGAR on October 28, 2003, an electronically signed copy of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

     In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the statement of additional information and the following prospectuses contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497 of the 1933 Act
Rules: Van Kampen American Value Fund, Van Kampen Asian Equity Fund, Van Kampen Emerging Markets Fund, Van Kampen Equity Growth Fund, Van Kampen European Value Equity Fund, Van Kampen Focus Equity Fund, Van Kampen Global Franchise Fund, Van Kampen Global Value Equity Fund and the Van Kampen International Magnum Fund. Prospectuses of certain other series of the Registrant are being filed under separate cover pursuant to Rule 497.

     Should the staff have any questions regarding the foregoing, please contact the undersigned at (630) 684-6724 or Charles Taylor at (312) 407-0863.


                                                Very truly yours,



                                                /s/ Elisa Mitchell
                                                -------------------------
                                                Elisa Mitchell
                                                Assistant Secretary